Debt (Major Components Of Debt) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012	Sep. 30, 2008
Debt Instrument [Line Items]
Revolving credit facility	$ 0	$ 0
Discount on senior notes	(6)	(28)
Other	80	126
Total debt	2,408	2,432
Less current debt	513	515
Total long-term debt	1,895	1,917
3.25% Convertible Senior Unsecured Notes Due October 15, 2013 (2013 Notes) [Member]
Debt Instrument [Line Items]
Senior Notes	458	458
Stated interest rate	3.25%		3.25%
6.60% Senior Notes Due April 2016 (2016 Notes) [Member]
Debt Instrument [Line Items]
Senior Notes	638	638
Interest rate at period end	6.60%
7.00% Notes Due May 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	120	120
Stated interest rate	7.00%
4.50% Senior Notes Due June 2022 (2022 Notes) [Member]
Debt Instrument [Line Items]
Senior Notes	1,000	1,000
Discount on senior notes		(5)
Stated interest rate	4.50%	4.50%
7.00% Notes Due January 2028 [Member]
Debt Instrument [Line Items]
Senior Notes	18	18
Stated interest rate	7.00%
GO Zone Tax-Exempt Bonds Due October 2033 [Member]
Debt Instrument [Line Items]
GO Zone tax-exempt bonds due October 2033	$ 100	$ 100
Interest rate at period end	0.07%